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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Group Asset Management, Inc.
                 -------------------------------
   Address:      1125 South 103rd Street, Suite 450
                 -------------------------------
                 Omaha, Nebraska
                 -------------------------------
                 68124
                 -------------------------------

Form 13F File Number: 28-05489
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard L. Jarvis
         -------------------------------
Title:    Chairman
         -------------------------------
Phone:    (402) 393-8281
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Richard L. Jarvis               Omaha, Nebraska     11/10/03
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        -0-
                                        --------------------

Form 13F Information Table Entry Total:    80
                                        --------------------

Form 13F Information Table Value Total:   $144,170
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    NONE      28-
    ------       -----------------         ---------------------------------

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McCarthy Group Asset Management, Inc.
FORM 13-F
30-Sep-03



                                TITLE OF              VALUE        SHARES/ SH/    PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS    CUSIP        (X$1000)     PRN AMT PRN    CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
Boston Properties, Inc.         COM      101121101           543     12499 SH          Defined             12174             325
Cantel Medical Corporation      COM      138098108           957     71743 SH          Defined             70877             866
Carnival Cruise Lines - Cl A    COM      143658300          1529     46496 SH          Defined             43466            3030
Cendant Corp                    COM      151313103          4862    260148 SH          Defined            243232           16916
Concord EFS Inc.                COM      206197105          2155    157665 SH          Defined            153291            4374
Conmed Corp                     COM      207410101          1636     79268 SH          Defined             77024            2244
Convergys Corp                  COM      212485106          3117    169967 SH          Defined            164427            5540
Fnb Corporation                 COM      302520101          4239    122880 SH          Defined                            122880
Freddie Mac                     COM      313400301          1404     26824 SH          Defined             25631            1193
Federal Realty Invs Trust       COM      313747206           501     13579 SH          Defined             11642            1937
Gables Residential Trust        COM      362418105           627     19400 SH          Defined             19400
Horace Mann Educators           COM      440327104          1353     93250 SH          Defined             90070            3180
Insituform Technologies Class   COM      457667103          1462     82356 SH          Defined             79050            3306
Ishares Dj Us Real Estate       COM      464287739           265      2899 SH          Defined              2899
Ishares S & P Small Cap 600     COM      464287804          1725     14700 SH          Defined             14700
Johnson & Johnson Com           COM      478160104           258      5219 SH          Defined              3982            1237
Kroger Co                       COM      501044101          4594    257056 SH          Defined            241731           15325
La-Z-Boy, Inc.                  COM      505336107          1409     63452 SH          Defined             61797            1655
Liberty Media Corp Cl A         COM      530718105          4158    417009 SH          Defined            373454           43555
M & F Worldwide Corp.           COM      552541104           340     35305 SH          Defined             30005            5300
Mattel Inc                      COM      577081102          1729     91199 SH          Defined             87396            3803
Merck & Co                      COM      589331107          2277     44974 SH          Defined             41316            3658
S & P 400 Mid-Cap Dep Receipts  COM      595635103          1708     18300 SH          Defined             18300
NCO Group Inc                   COM      628858102          1843     78934 SH          Defined             76448            2486
Newfield Exploration Cos        COM      651290108          1796     46575 SH          Defined             45069            1506
Novastar Financial, Inc.        COM      669947400          3448     60000 SH          Defined             60000
Novell Inc                      COM      670006105          2651    500099 SH          Defined            487578           12521
Omnicare Inc                    COM      681904108          1770     49078 SH          Defined             47255            1823
Papa Johns Intl Inc             COM      698813102          1423     57347 SH          Defined             55010            2337
Paxar Corp                      COM      704227107           535     41819 SH          Defined             41819
Penney J C Inc                  COM      708160106          1799     84181 SH          Defined             81783            2398
Pfizer Inc                      COM      717081103           226      7440 SH          Defined              7440
Protective Life Corp.           COM      743674103          1488     49845 SH          Defined             48143            1702
Republic Services Inc           COM      760759100          3470    153275 SH          Defined            144529            8746
Right Management Consultants    COM      766573109          1929    106693 SH          Defined            103851            2842
Safeway, Inc.                   COM      786514208          2079     90649 SH          Defined             86649            4000
Scotts Co Cl A                  COM      810186106          1668     30496 SH          Defined             29471            1025
Shaw Group Inc                  COM      820280105          1214    115487 SH          Defined            111464            4023
Simon Ppty Group Inc            COM      828806109           716     16441 SH          Defined             14306            2135
Stone Energy Corp               COM      861642106          1382     39180 SH          Defined             37045            2135
Sun Communities Inc             COM      866674104           398     10100 SH          Defined             10100
Suntrust Banks Inc              COM      867914103           278      4612 SH          Defined              4612
3Com Corporation                COM      885535104          4464    755406 SH          Defined            719106           36300
Torchmark Corp                  COM      891027104          2126     52324 SH          Defined             51177            1147
Tyco Intl Ltd                   COM      902124106          4753    232661 SH          Defined            217485           15176
U.S. Bancorp                    COM      902973304           232      9652 SH          Defined              6779            2873
Universal Forest Products       COM      913543104          1517     61853 SH          Defined             60242            1611
Vital Signs Inc                 COM      928469105          1610     55376 SH          Defined             52950            2426
Vornado Realty Trust            COM      929042109           464      9666 SH          Defined              8745             921
Wash Mutual Inc                 COM      939322103          4386    111407 SH          Defined            105069            6338
Waste Connections Inc           COM      941053100          1460     41596 SH          Defined             40411            1185
Wausau-Mosinee Paper Corporati  COM      943315101           631     51677 SH          Defined             51677
AOL Time Warner                 COM      00184a105          3414    225973 SH          Defined            202299           23674
AdvancePCS                      COM      00790k109          3544     77767 SH          Defined             76284            1483
Affiliated Managers Group       COM      008252108           873     13900 SH          Defined             13900
Apache Corp.                    COM      037411105          2094     30201 SH          Defined             29044            1157
Apogent Technologies Inc        COM      03760a101          3823    183271 SH          Defined            164981           18290
Archstone-Smith Trust           COM      039583109           351     13300 SH          Defined             13100             200
Arden Rlty Group Inc            COM      039793104           477     17098 SH          Defined             17098
Avalonbay Communities Inc       COM      053484101           518     11070 SH          Defined             10758             312
Berkshire Hathaway Inc Cl B     COM      084670207          4578      1834 SH          Defined              1727             107
H & R Block Inc                 COM      093671105           338      7834 SH          Defined              6990             844
Charter Communications Class A  COM      16117M107          1812    439700 SH          Defined            428605           11095
Coinstar Inc                    COM      19259p300          1404    104282 SH          Defined            101815            2467
Comverse Technologies CV        CONV     205862AJ4            62     65000 PRN         Defined                             65000
Devon Energy Corporation        COM      25179M103          2325     48243 SH          Defined             46377            1866
Efunds Corp                     COM      28224r101          2075    167762 SH          Defined            162333            5429
FEI Company                     CONV     30241LAB5           186    190000 PRN         Defined            100000           90000
Firstservice Corp               COM      33761n109           938     51610 SH          Defined             51610
Host Marriott Corporation       COM      44107p104           433     40324 SH          Defined             33874            6450
Insight Communications Co.      COM      45768v108           971    101890 SH          Defined            100017            1873
Interpublic Group               CONV     460690AJ9           346    390000 PRN         Defined            310000           80000
Intrado, Inc.                   COM      46117a100          1646     72270 SH          Defined             69228            3042
Laboratory Corporation Of Amer  COM      50540r409          4424    154135 SH          Defined            143596           10539
Netiq Corp                      COM      64115p102          1297    108620 SH          Defined            103622            4998
Parker Drilling CV              CONV     701081AD3            45     45000 PRN         Defined             45000
Standard & Poor's 500 Deposito  COM      78462f103          4675     46775 SH          Defined             46775
Waste Management                COM      94106l109          3719    142100 SH          Defined            125012           17088
Westar Energy Inc.              COM      95709t100          1761     95461 SH          Defined             92052            3409
Fresh Del Monte Produce Inc.    COM      G36738105          1434     58279 SH          Defined             56188            2091
REPORT SUMMARY                        80 DATA RECORDS     144170                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
